38
                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            Form 13F
                      Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  December 31, 2000

      Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [   ] is a  restatement.
                                          [   ] adds new holdings entries.

      Institutional Investment Manager Filing this Report:

      Name:       SPO Partners & Co.
      Address:    591 Redwood Highway, Suite 3215
                  Mill Valley, CA  94941

      Form 13F File Number:  28-4162

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:       William J. Patterson
      Title:      Managing Director and Vice President
      Phone:      (415) 383-6600

      Signature, Place, and Date of Signing:
         /s/William J. Patterson       Mill Valley, CA   1/17/2001
      -----------------------------    ---------------   ---------
             [Signature]                [City, State]      [Date]

      Report Type (Check only one.):
      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


      Form 13F SUMMARY PAGE
      Report Summary:
      Number of Other Included Managers:        2

      Form 13F Information Table Entry Total:   6

      Form 13F Information Table Value Total:   $313,211
                                                (thousands)

      List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number   Name


      1          28-4164                SF Advisory Corp.


      2          28-4166                SF Advisory Corp. II




                          Form 13F INFORMATION TABLE



COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6 COLUMN 7 COLUMN 8

NAME OF ISSUER        TITLE OF             VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                       CLASS    CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE        SHARED  NONE

BELL & HOWELL CO NEW     COM    077852101  $24,169   1,464,800   SH       DEFINED      1,2         1,464,800

ENSCO INTL INC           COM    26874Q100 $104,442   3,066,200   SH       DEFINED      1,2         3,066,200

GULF CANADA RES LTD      ORD    40218L305  $60,788  12,007,600   SH       DEFINED      1,2        12,007,600

CRESCENT REAL ESTATE EQ  COM    225756105  $90,722   4,077,400   SH       DEFINED      1,2         4,077,400

PURE RESOURCES           COM    74622E102  $28,451   1,405,000   SH       DEFINED      1,2         1,405,000

GULF INDONESIA RES LTD.  COM    402284103  $ 4,638     498,000   SH       DEFINED      1,2           498,000